Loss per Share - Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Earnings per share [abstract]
Weighted average number of common shares used in the calculation of basic loss per share	334,332,582	275,760,316	215,152,381
Dilutive Effect Of Convertible Note Payable On Number Of Ordinary Shares	0	0	0
Diluted impact of convertible redeemable preferred shares	0	0	0
Diluted impact of warrants	0	0	0
Diluted impact of stock options	0	0	0
Weighted average number of common shares used in the calculation of diluted loss per share	334,332,582	275,760,316	215,152,381